Goodwill (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Abstract].
Goodwill as of January 1	$ 385,849	$ 387,108
Currency translation adjustments and disposition	(191)	(1,259)
Goodwill as of December 31	$ 385,658	$ 385,849